Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term borrowings outstanding
Short-term borrowings outstanding as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013		2012
	Amount Outstanding	Weighted Average Interest Rate	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$342,393	4.27%	$102,675	3.35%
Mortgage repurchase borrowings	223,113	2.51%	100,301	2.59%
Warehouse lines of credit	7,056	4.98%	—	N/A
Operating lines of credit	6,499	4.07%	5,131	4.17%
Total short-term borrowings	$579,061		$208,107

Summary of the amounts outstanding, interest rates and maturity dates under the various mortgage funding arrangements
The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s various mortgage funding arrangements as of December 31, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Merchants Bank of Indiana	$343,433	Same as the underlying mortgage rates, less contractual service fee/PRIME plus 1.00%	June 2014
Barclays Bank PLC	164,646	LIBOR plus applicable margin	December 2014
Bank of America, N.A.	58,467	LIBOR plus applicable margin	March 2014
Flagstar Bank	1,408	LIBOR plus applicable margin	July 2014
First Tennessee Bank	4,608	LIBOR plus applicable margin	August 2014
Total	$572,562